Business acquisitions and dispositions - Future Business Acquisitions (Details) $ in Millions	Aug. 31, 2018 CAD ($)
Major business combination
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 152